STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2011
Stockholders' Equity Note [Abstract]
Accumulated other comprehensive income
The following table summarizes the components of our accumulated other comprehensive income as of October 31, 2011 and 2010, net of tax effect:

	October 31,
	2011	2010
	(in millions)
Unrealized gain on equity securities, net of $(8) of tax for 2011 and 2010	$(6)	$(2)
Foreign currency translation, net of $(102) of tax for 2011 and 2010	452	358
Unrealized losses on defined benefit plans, net of tax of $84 and $88 for 2011 and 2010, respectively	(331)	(442)
Unrealized gains (losses) on derivative instruments, net of tax of $(2) and $(1) for 2011 and 2010, respectively	1	(2)
Total accumulated other comprehensive income	$116	$(88)